Share Based Compensation (Tables)	6 Months Ended
Jun. 30, 2019
Share-based Payment Arrangement [Abstract]
Schedule of Stock Options Valuation Assumptions
The assumptions used in the Black-Scholes option pricing model to determine the fair value of the share options granted by the Company during the six months ended June 30, 2019 were as follows:

June 30,
2019
Expected option life (years)	5.27 - 6 years
Risk-free interest rate	1.89% to 2.66%
Expected volatility	72.30% to 76.09%
Expected dividend yield	—%

Stock Option Rollforward
The table below summarizes activity for the six months ended June 30, 2019:

	Number of Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2018	3,711,274	$19.25	9.47	$51,464
Granted	438,175	$27.54	—	—
Exercised	(6,623)	$1.72	—	—
Canceled or forfeited	(25,690)	$19.39	—	—
Outstanding as of June 30, 2019	4,117,136	$20.31	9.06	$14,989
Exercisable as of June 30, 2019	680,890	$7.68	8.49	$6,342
Vested and expected to vest as of June 30, 2019	4,117,136	$20.31	9.06	$14,989

Schedule of Nonvested Share Activity
A summary of the changes in the Company’s restricted ordinary shares during the three months ended March 31, 2019 is as follows:

	Number of restricted shares	Weighted average grant date fair value
Unvested and outstanding at December 31, 2018	708,834	$4.10
Granted	—	—
Vested	(200,823)	4.29
Canceled or forfeited	(380)	4.40
Unvested and outstanding at June 30, 2019	507,631	$4.26

Schedule Share Based Compensation Expense
Share-based compensation expense recorded as research and development and general and administrative expenses is as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2019	2018	2019	2018
Research and development	$4,999	$1,412	$9,143	$2,102
General and administrative	3,867	964	7,088	1,611
Total share-based compensation	$8,866	$2,376	$16,231	$3,713